STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Sales	$ 29,355	$ 50,680	$ 120,498	$ 102,974
Licensing Rights			0	30,000
Total Revenue	29,355	50,680	120,498	132,974
Cost of Sales	5,182	6,764	22,089	13,762
Gross Profit	24,173	43,916	98,409	119,212
Operating Expenses
General and Administrative	10,818	10,063	44,473	42,277
Consulting	8,400	12,600	42,000	41,000
Advertising and Marketing	2,478	5,471	41,817	35,078
Professional Fees	12,890	13,000	24,895	20,050
Depreciation and Amortization	360	360	1,440	890
Total Operating Expense	34,946	41,494	154,625	139,295
Operating (Loss) Income	(10,773)	2,422	(56,216)	(20,083)
Other Expense
Interest Expense	729	729	(1,619)	(2,916)
(Loss) Income Before IncomeTax	(11,502)	1,693	(57,835)	(22,999)
Provision for Income Tax	0	0	0	0
Net (Loss) Income	$ (11,502)	$ 1,693	$ (57,835)	$ (22,999)
Basic earnings per shares on net (loss) income	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted earnings per shares on net (loss) income	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic weighted average shares used in the calculation of net (loss) income per common share	73,200,000	73,200,000	73,200,000	73,200,000
Diluted weighted average shares used in the calculation of net (loss) income per common share	73,200,000	73,200,000	73,200,000	73,200,000